The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Asia Pacific ex-Japan Fund (to be known as Columbia Contrarian Asia Pacific Fund) filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 20, 2017 (Accession No. 0001193125-17-374941), which is incorporated herein by reference.